Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 15, 2017
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
MainStay Emerging Markets Debt Fund (Prospectus Summary) | MainStay Emerging Markets Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHAX
MainStay Emerging Markets Debt Fund (Prospectus Summary) | MainStay Emerging Markets Debt Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHBX
MainStay Emerging Markets Debt Fund (Prospectus Summary) | MainStay Emerging Markets Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYCX
MainStay Emerging Markets Debt Fund (Prospectus Summary) | MainStay Emerging Markets Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHIX
MainStay Emerging Markets Debt Fund (Prospectus Summary) | MainStay Emerging Markets Debt Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHHX
MainStay Emerging Markets Debt Fund (Prospectus Summary) | MainStay Emerging Markets Debt Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHDX